Loans and Debentures - Schedule of Restrictive Covenants (Details)	12 Months Ended
Dec. 31, 2024
8th Debentures Issuance Gasmig [Member]
IfrsStatementLineItems [Line Items]
Title	8th Debentures Issuance Gasmig
Covenant	Ebitda/Debt servicing Net debt / Ebitda (2)	[1]
Ratio required Issuer	1.3 or more 3.0 or less
Compliance required	Annual
9th Debentures Issuance Gasmig [Member]
IfrsStatementLineItems [Line Items]
Title	9th Debentures Issuance Gasmig
Covenant	Ebitda/Net financial income 'Net debt / Ebitda
Ratio required Issuer	1.3 or more 3.0 or less
Compliance required	Annual
9th Debenture Issue CEMIG GT [Member]
IfrsStatementLineItems [Line Items]
Title	9th Debenture Issue CEMIG GT	[2]
Covenant	Net debt / Adjusted Ebitda (1)	[3]
Ratio required Issuer	3.5 or less
Ratio required CEMIG	3.0 from Dec. 31, 2022 to June 30, 2026 and 3.5 from Dec. 31, 2026 onwards
Compliance required	Semi-annual and annual
7th and 8th Debentures Issuance CEMIG D [Member]
IfrsStatementLineItems [Line Items]
Title	7th and 8th Debentures Issuance CEMIG D
Covenant	Net debt / Adjusted Ebitda (1)
Ratio required Issuer	3.5 or less
Ratio required CEMIG	3.0 or less
Compliance required	Semi-annual and annual
9th Debentures Issuance CEMIG D [Member]
IfrsStatementLineItems [Line Items]
Title	9th Debentures Issuance CEMIG D
Covenant	Net debt / Ebitda
Ratio required Issuer	3.5 or less
Ratio required CEMIG	3.0 or less
Compliance required	Semi-annual and annual
10th Debentures Issue CEMIG D [Member]
IfrsStatementLineItems [Line Items]
Title	10th Debentures Issue CEMIG D
Covenant	Net debt / Ebitda
Ratio required Issuer	3.5 or less from June 30, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards
Ratio required CEMIG	3.0 or less up to June 30, 2026 3.5 or less from July 1, 2026 to June 30, 2029 4.0 or less from June 30, 2029 onwards
Compliance required	Semi-annual and annual
11th Debentures Issue CEMIG D [Member]
IfrsStatementLineItems [Line Items]
Title	11th Debentures Issue CEMIG D
Covenant	Net debt / Ebitda
Ratio required Issuer	3.5 or less from December 31, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards
Ratio required CEMIG	3.0 or less up to June 30, 2026 3.5 or less from July 1, 2026 to June 30, 2029 4.0 or less from June 30, 2029 onwards
Compliance required	Semi-annual and annual

[1]	Non-compliance with financial covenants implies non-automatic early maturity. If early maturity is declared by the debenture holders, Gasmig must make the payment upon receipt of the notification.
[2]

Non-compliance with financial covenants implies early maturity resulting in the immediate enforceability of payment by CEMIG GT of the Unit Nominal Value or Updated Unit Nominal Value of the Debentures, as the case may be, plus remuneration, in addition to the other charges due, regardless of judicial or extrajudicial notice, notification or interpellation.

[3]

Adjusted Ebitda corresponds to earnings before interest, income taxes and social contribution on net income, depreciation and amortization, calculated in accordance with CVM Resolution 156, dated June 23, 2022, from which non-operating income, any credits and non-cash gains that increase net income are subtracted, to the extent that they are non-recurring, and any cash payments made on a consolidated basis during such period in respect of non-cash charges that were added back in the determination of Ebitda in any prior period, and increased by non-cash expenses and non-cash charges, to the extent that they are non-recurring.